Structured Entities (Tables)	12 Months Ended
Oct. 31, 2025
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying values and fair values of transferred assets that did not qualify for derecognition
and
the associated liabilities relating to loan securitizations:

(Canadian $ in millions)	2025		2024
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Trading securities (2)	$22	$–	$106	$–
Loans	10,525	–	9,277	–
Other related assets (3)	6,752	–	6,952	–
Total	$17,299	$17,209	$16,335	$16,118
Associated liabilities (4)	$16,977	$16,815	$15,790	$15,598

(1)	Carrying value of loans is net of ACL, where applicable.
(2)	Trading securities represent CMO issued by third-party sponsored vehicles, where we do not substantially transfer all of the risks and rewards of ownership to third-party investors.
(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying value of the securitized assets in the table above.

(4)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.

Summary of Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)	2025			2024
	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles	Customer securitization vehicles (1)	Capital vehicles	Other securitization vehicles
Interests recorded in our Consolidated Balance Sheet
Financial Assets
Cash and cash equivalents	$104	$4,519	$–	$107	$5,536	$–
Trading securities	12	–	32,048	170	–	21,485
FVTPL securities	84	–	–	40	–	–
FVOCI securities	1,465	–	–	1,484	–	–
Derivatives	3	–	–	1	–	–
Other	48	2	181	8	–	169
Total	$1,716	$4,521	$32,229	$1,810	$5,536	$21,654
Financial Liabilities
Deposits	$104	$4,519	$–	$107	$5,536	$–
Derivatives	–	–	–	3	–	–
Other	–	62	–	–	87	–
Total	$104	$4,581	$–	$110	$5,623	$–
Maximum exposure to loss (2)	$21,290	$1	$32,229	$20,998	$1	$21,654
Total assets of the entities	$12,866	$4,581	$112,946	$12,956	$5,624	$87,611

(1)
Securities held that are issued by our Canadian and U.S. customer securitization vehicles comprise asset-backed commercial paper (ABCP) and are classified as either trading securities, FVTPL securities or FVOCI securities.

(2)	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.

Consolidated structured entities [member]
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying values and fair values of assets and liabilities related to these consolidated securitization vehicles:

(Canadian $ in millions)		2025		2024
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Credit cards	$10,071	$10,071	$10,964	$10,964
Consumer instalment and other personal (2)	5,158	5,152	3,732	3,728
Total	$15,229	$15,223	$14,696	$14,692
Associated liabilities (3)	$7,017	$7,068	$9,151	$9,146

(1)	Carrying value of loans is net of ACL.
(2)	Includes real estate lines of credit in 2025 and real estate lines of credit and auto loans in 2024.
(3)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.